Summary of Significant Accounting Policies (Tables)	9 Months Ended
Sep. 30, 2025
Accounting Policies [Abstract]
Schedule of property and equipment	Depreciation expense is recognized using the straight-line method over the estimated useful life of each asset as follows:

Estimated Useful Life (Years)
Leasehold improvements	Shorter of the lease life or 10
Furniture and fixtures	5